Interest in Other Entities (Tables)	12 Months Ended
Dec. 31, 2020
Interest in Other Entities (Tables) [Line Items]
Summarized balance sheet
Summarized balance sheet	December 31, 2019
USD in thousands

Current assets	4,318
Current liabilities	1,910
Current net assets	2,408

Non -current assets	439
Non-current liabilities	325
Non-current net assets	114

Net assets	2,522

Accumulated non-controlling interest	1,424
Summarized balance sheet	December 31, 2020
USD in thousands

Current assets	4,027
Current liabilities	772
Current net assets	3,255

Non -current assets	1,866
Non-current liabilities	1,159
Non-current net assets	707

Net assets	3,964

Accumulated non-controlling interest	3,055

Schedule of comprehensive income
Summarized statement of comprehensive income	Year ended December 31, 2019
USD in thousands

Revenue	309
Loss for the period	(11,927)

Net loss attributable to the NCI	-

Summarized statement of Cash flow:

Cash flow used in operating activities	(1,799)
Cash flow used in investing activities	(55)
Cash flow from financing activities	5,104
Net increase in cash and cash equivalents	3,250
Summarized statement of comprehensive income	Year ended December 31, 2020
USD in thousands

Revenue	491
Loss for the period	(4,667)

Net loss attributable to the NCI	-

Summarized statement of Cash flow:

Cash flow used in operating activities	(4,187)
Cash flow used in investing activities	(276)
Cash flow from financing activities	4,506
Net increase in cash and cash equivalents	43

Schedule of eventer price allocation
15 October, 2020
USD in thousands

Cash consideration invested in Eventer	750
Fair value of earn-out	69
Difference between fair value and fair value of loan extended to Eventer	46
Total consideration	865

Value acquired:
Fair value of net tangible assets acquired	751
Non-controlling interest	(381)
Total acquired	370

Excess purchase price to allocate to technology and goodwill	495

Schedule of statement of cash flows
For the year ended December 31, 2020
USD in thousands
Cash flow used in operating activities	(347)
Cash flow used in investing activities	52
Cash flow from financing activities	1,032
Net increase in cash and cash equivalents	737
(*)	translated at the closing rate at the date of that balance sheet

Schedule of difference between the fair value of consideration paid by the company
	Linkury’s shares	Gix Warrants	Conversion Right	Anti- dilution	SAFO Warrants	Total

Balance as of January 1, 2020	2,637	71	619	289	-	3,616
Initial recognition of financial asset	-	-	-	-	98	98
Changes in fair value recognized within profit or loss	(199)	(57)	774	184	-	702
Balance as of December 31, 2020	2,438	14	1,393	473	98	4,416
	Linkury’s shares	Gix Warrants	Reverse earn out	Conversion Right	Anti-dilution	Total
	USD in thousands
Balance as of January 1, 2019	-	-	-	-	-	-
Initial recognition of financial asset	2,501	162	13	617	231	3,524
Changes in fair value recognized within profit or loss	136	(91)	(13)	2	58	92
Balance as of December 31, 2019	2,637	71	-	619	289	3,616

Schedule of changes in carrying amount of equity-accounted investments
For the period from March 24 to December 31, 2020
USD in thousands
Fair value as of March 24, 2020	137
Additions	1,464
Amortization of excess purchase price of an associate	(546)
Profit for the period – through share of other comprehensive income of associates accounted for using the equity method	38
Balance as of December 31, 2020	1,093

Schedule of purchase price allocation
July 15, 2020
USD in thousands (*)
Current assets
Cash and cash equivalents	10
Loan	94
104
Allocation
Consideration for other instruments ***	36
IP	74
Shareholder loan	(6)

Total allocated	104
***	Fair value if the Option, to invest an additional amount of up to $1 million in consideration for shares of Polyrizon such that following the additional investment and own 51% of Polyrizon’s capital stock on a fully diluted basis.
(*)	translated at the closing rate at the date of that balance sheet
(**)	translated at average exchange rates for the period

Schedule of additional investment of capital stock of fully diluted basis
July 15, 2020 - December 31, 2020
USD in thousands (**)

Operating loss	(31)
Net loss	(32)
(*)	translated at the closing rate at the date of that balance sheet
(**)	translated at average exchange rates for the period

Eventer [Member]
Interest in Other Entities (Tables) [Line Items]
Summarized balance sheet
December 31, 2020
USD in thousands(*)

Current assets	1,335
Current liabilities	1,078
Current net assets	257

Non-current assets	5
Non-current liabilities	0
Non-current net assets	5

Net assets	262

Accumulated non-controlling interests	178

Summarized statement of cash flows: (*)

Schedule of comprehensive income
15.10- December 31, 2020
USD in thousands(**)

Revenues	40
Loss for the period	(490)

Net loss attributable to the NCI	(202)
(**)	translated at average exchange rates for the period

Algomizer [Member]
Interest in Other Entities (Tables) [Line Items]
Summarized balance sheet
December 31, 2019
USD in thousands (*)
Current assets
Cash and cash equivalents	3,712
Other current assets	7,285
Total current assets	10,997
Non-current assets	9,201
Current liabilities
Financial liabilities (excluding trade payables)	1,270
Other current liabilities	8,375
Total current liabilities	9,645
Non-current liabilities
Financial liabilities (excluding trade payables)	800
Other non-current liabilities	2,310
Total non-current liabilities	3,110
Net assets	7,443

Equity attributable to Gix shareholders	2,388

Non-controlling interests	5,055
December 31, 2020
USD in thousands (*)
Current assets
Cash and cash equivalents	3,965
Other current assets	7,550
Total current assets	11,515
Non-current assets	7,405
Current liabilities
Financial liabilities (excluding trade payables)	1,307
Other current liabilities	7,441
Total current liabilities	8,748
Non-current liabilities
Financial liabilities	381
Other non-current liabilities	2,484
Total non-current liabilities	2,865
Net assets	7,307

Equity attributable to Gix shareholders	2,994

Non-controlling interests	4,312
For the year ended December 31, 2019
Reconciliation to carrying amounts:	USD in thousands

Equity attributable to Gix shareholders’ as of Closing Date	3,061
Loss attributable to Gix shareholders’ for the period between Closing Date through December 31,2019	(3,070)
Other comprehensive loss attributable to Gix shareholders’ for the period between Closing Date through December 31,2019	(527)
Increase in capital reverse	2,924
Equity attributable to Gix shareholders’ as of December 31, 2019	2,388
Groups share in %	8.22%
Group share	196
Fair value adjustments	953
Balance as of December 31, 2019	1,149
For the year ended December 31, 2020
Reconciliation to carrying amounts:	USD in thousands

Equity attributable to Gix shareholders’ as of January 1, 2020	2,388
Loss attributable to Gix shareholders’ for the year ended December 31,2020	(652)
Other comprehensive loss attributable to Gix shareholders’ for the year ended December 31,2020	(439)
Increase in capital reverse	495
Equity attributable to Gix shareholders’ as of December 31, 2019	1,792
Groups share in %	8.22%
Group share	147
Fair value adjustments	791
USD/NIS translation adjustments	75
Balance as of December 31, 2020	1,013
(*)	translated at the closing rate at the date of that balance sheet

Schedule of comprehensive income
September 4, 2019 - December 31, 2019
USD in thousands (**)

Revenue	12,081
Gross profit	3,252
Loss for the period	(3,153)
Other comprehensive loss	(609)
Total comprehensive loss	(3,762)
For the year ended December 31, 2020
USD in thousands (**)

Revenue	38,155
Gross profit	9,306
Loss for the period	(3,153)
Other comprehensive loss	(652)
Total comprehensive loss	(1,095)
(**)	translated at average exchange rates for the period

Schedule of difference between the fair value of consideration paid by the company
Name of entity	Place of business/country of incorporation	% of ownership interest as of December 31, 2020		Nature of relationship	Measurement method	Quoted fair value as of December 31, 2020	Carrying amount as of December 31, 2020
						USD in thousands
Gix Ltd	Israel	8.22	%(*)	Associate	Equity method	927	1,013
(*)	After the acquisition, Gix issued options to employees, so the Company’s holding of Gix decreased from 8.45% to 8.22%

Matomy [Member]
Interest in Other Entities (Tables) [Line Items]
Summarized balance sheet
December 31, 2020
USD in thousands (*)
Current assets
Cash and cash equivalents	6,918
Other current assets	723
Total current assets	7,641

Current liabilities
Other current liabilities	3,191
Total current liabilities	3,191
Non-current liabilities
Other non-current liabilities	59
Total non-current liabilities	59
Net assets	4,391
(*)	translated at the closing rate at the date of that balance sheet

Schedule of operation statement
For the period from March 24 to December 31, 2020
USD in thousands (**)

General and administrative	1,122
Operating loss	(1,122)
Financial income, net	1,236
Tax benefit	39
Net income	153
(**)	translated at average exchange rates for the period